Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Fortis Inc.
Entity Central Index Key	0001666175
Current Fiscal Year End Date	--12-31
Document Type	40-F/A
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	401,486,414
Entity Current Reporting Status	Yes